UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management

Investment Companies

Investment Company Act File Number 811-09941

AMBASSADOR FUNDS

(exact name of registrant as specified in charter)

500 Griswold Street, Suite 2800

Detroit, MI   48226

(address of principal executive offices)

Brian T. Jeffries

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI   48226

(name and address of agent for service)

Registrant's telephone number, including area code: (313) 961-3111

Date of fiscal year end:  July 31

Date of reporting period:  July 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CFR270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed the collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.   Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to

Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Annual Report July 31, 2010

Ambassador Money Market Fund

Investment products:

•Are not deposits of, or guaranteed by, Ambassador

  Capital Management, LLC, or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

  loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

1

Ambassador Money Market Fund

Table of Contents

Annual Report - July 31, 2010

Letter to Shareholders	1
Performance Highlights	2
Shareholder Expenses	3
Schedule of Portfolio Investments	4
Financial Statements	7
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	15
Trustees & Officers	16
Special Meeting of Shareholders	18
Other Information	19

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Fund Rating

Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), has assigned a Principal Stability Fund Rating of "AAAm" to the Ambassador Money Market Fund.  A fund rated AAAm has extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market and/or liquidity risks.  AAAm is the highest principal stability fund rating assigned by S&P.  There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely, if in the sole judgment of S&P, circumstances so warrant.

Ambassador Funds
Letter to the Shareholders
August 18, 2010

Despite the recovery of the economy, the Federal Reserve maintained a target range on short-term interest rate levels of 0.00% and 0.25% over the past fiscal year.  The result was a positive return for the Ambassador Money Market Fund for the fiscal year ended July 31, 2010 of 0.16%.  Lipper ranked the Fund in the top 3% (9th out of 293 funds) for taxable money market funds for the three month period ended June 30, 2010.  For comparable one, three, and five-year periods, the Fund ranked in the top 4% (11th out of 292), 5%  (15th out of 278) and 4% (10th out of 256), respectively.

For most of the past year, the economy showed real signs of a slow recovery from the recession as it responded to the massive Federal Reserve stimulus program.  Indeed, most economic data levels experienced sharp rebounds from extreme levels including employment, retail sales and durable goods.  Unfortunately, the recovery has not been quite strong enough for the Federal Reserve to show even a hint that higher interest rates may be on the horizon.  In addition, over the past few months intermediate and long-term maturity interest rate levels have begun to fall as the recovery is showing signs of losing steam.  The Federal Reserve acknowledged this fact recently with the statement that “. . . the pace of economic recovery is likely to be more modest in the near term than had been anticipated.”   With the Federal Reserve unable to lower short-term interest rates further, and the Federal deficit ballooning, investors are beginning to fear the potential for a second strong downturn (double-dip) for this economy.  While we do not anticipate another strong recession, we do see a continued struggle for both housing and employment as foreclosures remain elevated and companies are reluctant to hire.  These two factors alone will keep GDP lower than normal and result in a long and choppy recovery.

The Ambassador Money Market Fund maintains its AAAm stability rating from Standard and Poor’s, for the third straight year.  This is the highest rating available for money market funds, based on Standard & Poor’s analysis of the Fund’s credit quality, market price exposure and fund management.  Additionally, the National Association of Insurance Commissioners has continued to assign their highest rating of NAIC-1 to the Fund, also the highest rating available for money market funds.

Thank you again for all of your support and patience as we made some recent structural changes for the Fund involving the Fund platform as well as custodial and transfer agent operations.  These positive changes were implemented on August 1, 2010 and thus far have contributed incremental basis point improvement to the Fund’s yield level.

Sincerely,

Brian T. Jeffries President	Gregory A. Prost Vice President and Chief Investment Officer

Ambassador Funds
Money Market Fund			Performance Highlights
July 31, 2010

Current 7-Day Yield: 0.13%		Average Days to Maturity: 45

PERFORMANCE	Average Annual Total Return

	1 Year	5 Year	10 Year
Ambassador	0.16%	2.91%	2.54%

Total Annual Operating Expenses - Gross* 0.40% * Source Prospectus dated November 23, 2009. For Fund’s current expense ratio, please refer to page 9.

$12,847

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Actual	$ 1,000	$ 1,000.33	$ 1.86
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,022.93	$ 1.88

* Expenses are equal to the Fund's annualized expense ratio of 0.38%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2010
Commercial Paper – 42.5%*
Security Description	Principal Amount	Value ($)
Agricultural Operations - 2.1%
Cargill, Inc., 0.18%, 08/02/10	3,717,000	3,716,981

Banking-U.S. - 2.2%
Natexis Banq US Finance Co., LLC, 0.27%, 08/05/10	4,000,000	3,999,880

Banking-Foreign- Asian - 5.5%
Korea Development Bank NY, 1.15%, 11/22/10	1,000,000	996,390
Korea Development Bank NY, 1.03%, 11/08/10	7,000,000	6,980,173
Korea Development Bank NY, 1.05%, 11/16/10	2,000,000	1,993,758
		9,970,321
Banking-Foreign- French - 6.7%
Natixis Commercial Paper (b), 0.45%, 08/09/10	4,000,000	3,999,600
Societe Generale NA, 0.30%, 08/09/10	8,101,000	8,100,460
		12,100,060
Banking-Foreign- Ireland - 4.4%
Allied Irish Banks NA, 1.00%, 10/01/10	5,000,000	4,991,528
Allied Irish Banks NA, 0.80%, 03/10/10	3,000,000	2,997,800
		7,989,328
Banking-Foreign- Swedish - 4.7%
Skandinav Enskilda Bank (b), 0.25%, 08/05/10	6,500,000	6,499,820
Skandinav Enskilda Bank (b), 0.59%, 10/12/10	2,000,000	1,997,640
		8,497,460
Commercial Bank-Non U.S. - 4.4%
LMA Americas LLC (b), 0.28%, 02/10/10	8,000,000	7,999,938

Diversified Financial Services - 2.8%
RBS Holdings USA, Inc., 0.72%, 11/15/10	5,000,000	4,989,400

Finance - 4.6%
Dexia Delaware LLC, 0.42%, 08/05/10	8,243,000	8,242,615

Finance-Auto - 5.1%
Toyota Motor Credit Corp., 0.72%, 11/18/10	3,000,000	2,993,460
Toyota Motor Credit Corp., 0.41%, 08/05/10	1,231,000	1,230,944
Toyota Motor Credit Corp., 0.60%, 12/27/10	5,000,000	4,987,666
		9,212,070

TOTAL COMMERCIAL PAPER (COST $76,718,053) (a)		76,718,053

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2010
Commercial Paper-Asset Backed – 52.0%*(d)
Security Description	Principal Amount	Value ($)
Automotive - 3.4%
FCAR Owner Trust, 0.45%, 11/02/10	2,000,000	1,997,675
FCAR Owner Trust, 0.47%, 10/26/10	4,180,000	4,175,307
		6,172,982
Banking-U.S. - 9.4%
Anglesea Funding LLC (b), 0.40%, 8/02/10	8,000,000	7,999,911
Anglesea Funding LLC (b), 0.60%, 9/02/10	500,000	499,733
Crown Point Capital Co. (b), 0.40%, 08/03/10	3,500,000	3,499,922
Crown Point Capital Co. (b), 0.75%, 12/02/10	5,000,000	4,987,188
		16,986,754
Banking-Foreign- Australian - 4.4%
Sydney Capital Corp. (b), 0.50%, 10/26/10	8,000,000	7,990,444

Banking-Foreign- Canadian - 5.6%
White Point Funding, Inc., 0.75%, 8/23/10	10,000,000	9,995,416

Banking-Foreign- Italian - 4.4%
Romulus Funding Corp. (b), 0.35% , 08/03/10	8,000,000	7,999,844

Banking-Foreign- German - 14.7%
Arabella Finance LLC (b), 0.57%, 08/03/10	3,000,000	2,999,905
Arabella Finance LLC (b), 0.55%, 08/24/10	4,000,000	3,998,595
Arabella Finance LLC (b), 0.55%, 08/11/10	1,000,000	999,847
Hannover Funding Corp. (b), 0.60%, 10/20/10	2,000,000	1,997,333
Kaiserplatz Funding Ltd. (b), 0.66%, 08/26/10	500,000	499,771
Silver Tower US Funding (b), 0.87%, 11/22/10	8,000,000	7,978,153
Tempo Finance Corp. (b), 0.24%, 08/02/10	8,000,000	7,999,947
		26,473,551
Finance - 5.5%
Chesham Finance, LLC (b), 0.80%, 10/19/10	10,000,000	9,981,566

Insurance - 4.6%
Autobahn Funding Co. LLC (b), 0.45%, 08/16/10	5,000,000	4,999,063
Autobahn Funding Co. LLC (b), 0.30%, 08/06/10	3,200,000	3,199,867
		8,198,930

TOTAL COMMERCIAL PAPER - ASSET BACKED (COST $ 93,799,487) (a)		93,799,487

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund		Schedule of Portfolio Investments
July 31, 2010

U.S. Gov't Agency Obligations -5.6%
Security Description	Principal Amount	Value ($)
Federal Home Loan Mortgage Corp. 0.60719%**, 03/09/11	10,000,000	10,012,918

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $10,012,918) (a)		10,012,918

Mutual Fund - 0.0% ( c )

Security Description	Number of Shares	Value ($)
JPMorgan U.S. Government Money Market Fund - AG	113	113

TOTAL MUTUAL FUND (COST $113) (a)		113

TOTAL INVESTMENTS - 100.1%		180,530,571
(COST $180,530,571)(a)

OTHER ASSETS LESS LIABILITIES - (0.1%)		(116,264)

TOTAL NET ASSETS - 100%		$ 180,414,307

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on policies approved by the Board of Trustees.

(c) Unrounded amount is 0.0001%.

(d) The underlying assets of the Fund's Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commercial loans, commercial and retail leasing and trade receivables.

* Rate presented indicates the effective yield at time of purchase.
** Rate in effect on July 31, 2010. Variable rate security resets quarterly, through maturity.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities		Statement of Operations
July 31, 2010		For the year ended July 31, 2010

Assets:		Investment Income:
Investments, at value (amortized cost $180,530,571)	$ 180,530,571	Interest	$ 1,736,831
Interest receivable	8,939	Expenses:
Prepaid expenses	7,820	Advisory	626,273
Total Assets	180,547,330	Administration	131,867
		Accounting	41,155
Liabilities:		Audit/Tax	21,629
Distribution payable	17,174	Compliance	25,002
Accrued expenses and other liabilities:		Custody	47,088
Advisory	29,747	Legal	60,379
Other	86,102	Transfer agent	79,954
Total Liabilities	133,023	Trustee	59,739
		MM Guarantee Insurance (Note 5)	25,755
		Other	52,877
Net Assets	$ 180,414,307	Total Expenses	1,171,718

		Net Investment Income	565,113
Composition of Net Assets:
Capital	$ 180,409,359	Net Realized Gain /(Loss) from Investments:
Accumulated net realized gains from investment transactions	4,948	Net realized gain/(loss) from investment transactions	3,372
Net Assets	$ 180,414,307
		Increase in net assets from operations	$ 568,485
Institutional Shares:
Net Assets	$ 180,414,307
Shares Outstanding	180,409,359
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statements of Changes in Net Assets
	For the year ended
	July 31, 2010	July 31, 2009
Investment Activities: Operations:
Net investment income	$ 565,113	$ 5,723,385
Net realized gain/ (loss) from investment transactions	3,372	0
Increase in net assets from operations	568,485	5,723,385

Distributions:
Net investment income Institutional Shares	(565,113)	(5,723,385)
Decrease in net assets from shareholder distributions	(565,113)	(5,723,385)

Capital Share Transactions:
Increase/(decrease) in net assets from capital transactions	(190,438,288)	(39,268,273)
Increase/(decrease) in net assets from investment activities	(190,434,916)	(39,268,273)

Net Assets:
Beginning of year	370,849,223	410,117,496
End of year	$ 180,414,307	$ 370,849,223

Share Transactions:* Institutional Shares:
Issued	$ 322,257,792	$ 816,993,005
Reinvested	686,464	6,223,762
Redeemed	(513,382,544)	(862,485,040)

Increase/(decrease) in Institutional shares	(190,438,288)	39,268,273

Investor Shares:**
Issued	0	0
Redeemed	0	0
Increase/(decrease) in Investor shares	0	0
Increase/(decrease) in shares	$ (190,438,288)	$ (39,268,273)

*	All capital share transactions have been processed at a net asset value of $1.00 per share.
**	No investor shares are outstanding at July 31, 2010 and July 31, 2009.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the years ended
	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006

Institutional Shares

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.002	0.013	0.038	0.051	0.040
Net realized gain/(loss) on investments	0.000 (a)	0.000	0.000 (a)	0.000 (a)	0.000 (a)

Total from investment activities	0.002	0.013	0.038	0.051	0.040

Distributions:
Net investment income	(0.002)	(0.013)	(0.038)	(0.051)	(0.040)

Total distributions	(0.002)	(0.013)	(0.038)	(0.051)	(0.040)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.16%	1.26%	3.88%	5.17%	4.16%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$180,414	$370,849	$410,117	$356,127	$233,153
Ratio of expenses to average net assets	0.38%	0.36%	0.31%	0.32%	0.34%
Ratio of net investment income to average net assets	0.18%	1.26%	3.78%	5.05%	4.02%

(a) Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds Money Market Fund
Notes to Financial Statements
July 31, 2010

1.  Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of July 31, 2010, Investor Shares have not commenced operations.

2.  Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates fair value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 60 days.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. There were no repurchase agreements at July 31, 2010.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Ambassador Funds Money Market Fund
Notes to Financial Statements (Cont’d)
July 31, 2010

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

Fair Value Measurements:

In accordance with ASC 820-10, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical investments;

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Ambassador Funds
Money Market Fund
Notes to Financial Statements (Cont’d)
July 31, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Fund's investments at July 31, 2010, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES
Ambassador Money Market Fund	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Government Agency Obligations	$0	$10,013	$0	$10,013
Commercial Paper	$0	$76,718	$0	$76,718
Commercial Paper - Asset Backed	$0	$93,799	$0	$93,799
Money Market Fund	$1	$0	$0	$1
FUND TOTAL	$1	$180,530	$0	$180,531

The Fund's fixed income investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

3.  Related Parties:

Investment Adviser:

Ambassador Capital Management, LLC, (the “Adviser”) serves as the investment adviser to the Fund.  Brian T. Jeffries, President, Chief Executive Officer and Trustee of the Fund, owns more than 25% of the voting securities of the Adviser.  Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Ambassador Funds Money Market Fund
Notes to Financial Statements (Cont’d)
July 31, 2010

3.  Related Parties (Cont’d):

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser,  pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG. According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - $25,000 annual fee.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

4.  Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2010 was as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains		Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$688,405	----		$688,405	----	$688,405

As of July 31, 2010 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Gains/(Losses)	Total Accumulated Deficit
$17,174	$4,948	$22,122	$17,174	$4,948	$0

* Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

Management has reviewed the Fund’s tax positions for all tax periods open to examination by the applicable U.S. federal tax jurisdictions (tax years ended December 31, 2007 - 2010), in accordance with ASC 740-10, and no tax exposure reserve was required in the financial statements.

Ambassador Funds Money Market Fund
Notes to Financial Statements (Cont’d)
July 31, 2010

5.  Temporary Guarantee Insurance Program:

The Temporary Guarantee Insurance Program was not extended by the U.S. Treasury Department and expired on September 18, 2009.

6.  Subsequent Events Evaluation:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, except as noted below:

Transfer Agent

The Fund has entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”), effective August 1, 2010.  Pursuant to this agreement, the Fund pays USBFS shareholder account fees, activity charges, service charges and various out-of-pocket expenses.   For the year ended July 31, 2010, the Transfer Agent services were provided by J.P. Morgan Investor Services Co.

Custodian

The Fund has entered into a Custody Agreement with U.S. Bank, N.A., effective August 1, 2010. Pursuant to this agreement, the bank was appointed as custodian (the “Custodian”) for the Fund’s portfolio securities.  The Custodian is responsible for the safekeeping of the Fund’s assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund.  For the year ended July 31, 2010, the Custodian services were provided by J.P. Morgan Chase Bank, N.A.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and the Shareholders
Ambassador Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the Ambassador Money Market Fund (the Fund), including the schedule of portfolio investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
August 27, 2010

Ambassador Funds

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons”, as defined in the Investment Company Act of 1940, as amended, of the Funds.  The Ambassador Money Market Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
DISINTERESTED TRUSTEES (1)

John L. Guy (1952)	Trustee	Indefinite Term since July 16, 2010	Sr. VP SBA & Alternative Lending Feb 2008 to present, Sr. VP Business Banking, Fifth/Third Bank, Nov 2006 through Feb 2008; Executive Director, Wachovia Corp. (formerly First Union Nat'l Bank), Business Banking, General Bank Group, from Nov 1999 through April 2006.	1	The Monetta Fund, Inc.(one fund), since 1998 , and The Monetta Trust, (three funds), since 1993.

Marlene Z. Hodges (1948)	Trustee	Indefinite Term since July 16, 2010	CFO, Asian Human Services since Feb 2007; Controller, Gladson LLC (privately owned firm providing database services to consumer packaged goods manufacturers and retailers) from Jan 2006 to Feb 2007; CFO, Abraham Lincoln Center from March 2003 through Jan 2006.	1	The Monetta Fund, Inc. (one fund), and The Monetta Trust, (three funds), since 2001.

Mark F. Ogan (1942)	Trustee	Indefinite Term since July 16, 2010	Self-employed management consultant June 2008 to present; Internal Consultant, RM Acquisition (d/b/a Rand McNally) April 2008 through June 2008; Sr. VP & COO, of RM Acquisition, LLC (d/b/a Rand McNally), from Dec 2007 through April 2008; Sr. VP & COO, Rand McNally & Co. from July 2003 through Dec 2007.	1	The Monetta Fund, Inc. (one fund), since 1988, and The Monetta Trust, (three funds), since 1993.

Robert S. Bacarella (1949)	Trustee	Indefinite Term since July 16, 2010	President (since 1984), and Chairman and Chief Executive Officer (since April 1997) of Monetta Financial Services, Inc.	1	The Monetta Fund, Inc. (one fund), since 1985, and The Monetta Trust, (three funds), since 1993.

INTERESTED TRUSTEES (2)

Brian T. Jeffries (1965)	Trustee and President	Indefinite Term since 2000	Founder and President of Ambassador Capital Management, LLC since 1998; Partner and Portfolio Manager of Munder Capital Management from 1994-1998.	1	None

Ambassador Funds

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:

Gregory A. Prost (1966)	Vice President Secretary	Indefinite term; since 2000 Since May 2010	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Partner and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer	Indefinite term; since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.

Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Financial Officer, Treasurer	Indefinite term; since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Portfolio Manager, Ambassador Capital Management, LLC since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, LLC since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1)  All of the above Directors/Trustees were elected by shareholders at the July 16, 2010 Special Meeting of Ambassador Trust to hold office until a successor is elected and qualified.  Each Director oversees the Ambassador Money Market Fund.

(2)  Mr. Jeffries is an “Interested Trustee” because of his position as an executive officer and a principal owner of Ambassador Capital Management, LLC, the Trust’s investment adviser.

The business address for each Trustee (other than Mr. Jeffries) listed above is 1776-A South Naperville Road, Suite 100, Wheaton, IL 60189.  Mr. Jeffries’ business address is 500 Griswold Street, Suite 2800, Detroit, MI 48226.

Additional information about the Directors/Trustees is available in the Trust’s Statement of Additional Information (SAI), which is available, without charge, by calling (800) 992-0444.

Ambassador Funds
Money Market Fund
Special Meeting of Shareholders
July 16, 2010

The Ambassador Funds (The “Trust”) held a special meeting, on July 16, 2010, for shareholders of record of the Ambassador Money Market  Fund (The “Fund”) on May 31, 2010,  to vote for the election of Trustees of the Trust (Item 1) and to ratify the appointment of the Fund’s independent registered public accounting firm (Item 2).

As of the record date, the eligible votes for the Fund were 187,943,781.650.

The results of voting were as follows (by number of shares):

Item 1: Election Of Trustees
Trustees	FOR Votes	Withheld Votes		% of Total Shares
Guy	98,938,851.85	0.00		52.64%
Hodges	98,938,851.85	0.00		52.64%
Ogan	98,938,851.85	0.00		52.64%
Bacarella	98,938,851.85	0.00		52.64%
Jeffries	98,950,385.84	0.00		52.65%

Item 2: Ratify Selection Of Independent Accounts
	For	Against	Abstain
KPMG	97,207,485.35	0.00	1,742,900.49
% of Total Shares	51.72%	0.00%	0.93%

Ambassador Funds
Money Market Fund
Other Information

Factors Considered by the Independent Trustees in Renewing the Advisory Contract

The Trust's Investment Advisory Agreement (the "Advisory Contract") with Ambassador Capital Management, LLC, for the Fund may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice.  The Advisory Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.  The 1940 Act requires that the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees"), voting separately, annually approve the Trust's Advisory Contract with respect to the Fund.  Continuation of the Advisory Contract was most recently approved by the Board of Trustees of the Fund, including the "disinterested" Trustees, at a meeting held on June 8, 2010.  The Trustees, in light of the factors summarized below and the advice of counsel for the Trust, concluded that the terms of the Advisory Contract with the Trust for the Fund are fair and reasonable and that renewal of the contract will enable the Trust to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders.

In evaluating the Advisory Contract for the Fund, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Adviser, its services and the Trust.  Both in meetings specifically addressed to renewal of the Advisory Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Adviser's investment and management services for the Fund under the Advisory Contract.  These materials included information on (i) the investment performance of the Fund, a peer group of no-load money market funds from data provided by Lipper, Inc., a Reuters company (the "Lipper peer group"), with the concurrence of the Independent Trustees for this purpose, (ii) the general investment outlook in the markets in which the Fund invests, (iii) the Adviser's management of the relationships with the Trust's other service providers and (iv) the record of the Adviser's compliance with the Fund's investment policies and restrictions and the responsibilities of the Adviser's compliance personnel.

The Independent Trustees requested and the Adviser provided additional information in order to evaluate the quality of the Adviser's services and the reasonableness of the fee under the Advisory Contract. Among other items, this information included data or analyses of (1) investment performance for one year for the Fund and the Lipper peer group, (2) management fees incurred by this peer group of funds, (3) the expense ratios for the Fund and this peer group of funds, (4) the overall organization of the Adviser, (5) the Adviser's financial results and condition, including its and certain of its affiliate's profitability from services performed for the Fund, (6) investment management staffing, (7) the potential for achieving further economies of scale in light of expenses that are not incurred as fees, based on a percentage of net assets, and (8) operating expenses paid to third parties.

The following summarizes matters considered by the Trustees in connection with their renewal of the Trust's Advisory Contract for the Fund.  The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance.  The Trustees determined that the Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements.  The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Trust's performance compared to both the performance of the Lipper peer group.  The Fund's performance, for the twelve

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

months ended March 31, 2010,  based upon total return was 8th out of 293 funds in this peer group, which placed it in the top 3% of the group.  The Trustees concluded that the performance of the Trust supported the continuation of the Advisory Contract.

The Adviser's Personnel and Methods.  The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline.  Among other things, the Trustees considered the number, education and experience of the Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Trust invests.  The Trustees concluded that the Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Advisory Contract.

Nature and Quality of Other Services.  The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Adviser.  The Trustees also considered the nature and extent of the other services provided by the Adviser's affiliates under other contracts and its supervision of third party service providers.  Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Trust well.

Management Fee and Expenses.  The Trustees considered the Adviser's fee under the Advisory Contract relative to the management fees charged by the Lipper peer group.  The Trustees determined that the fee under the Advisory Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Adviser and the fees charged by the funds in the Lipper peer group.  The Trustees also considered the Trust's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose.  The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds and therefore was benefiting shareholders of the Fund.

Profitability.  The Trustees considered the level of the Adviser's profits with respect to the management of the Fund.  They also considered the profits realized by the Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business.  The Trustees considered the Adviser's profit margins in comparison with the limited available industry data.  The Trustees concluded that the Adviser's profits from management of the Fund bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved, that the Fund's total operating expenses were being aggressively managed by the Adviser and its affiliate, Fund Services Group, LLC, and that the profits realized by the Adviser from the advisory relationship were normal and not excessive.

Economies of Scale.  The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.  This consideration included an analysis of the fixed and variable expenses of the Fund and the potential for growth of total Fund assets and the impact that such growth would have on reducing the per share expenses of the Fund that were asset-based.  The Trustees noted that certain fees will be subject to reduction as the Fund achieves asset levels of $300 and $500 million.

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010.

Annual Report

July 31, 2010

Investment Adviser

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Greenberg, Traurig LLP

77 W. Wacker Drive, Suite 3100

Chicago, IL 60601

For Additional Information Call:

1-800-992-0444

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics (the "Code of Ethics")

    applicable to the Ambassador Fund's principal executive officer and principal financial officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) (1) Filed with the Commission, pursuant to Item 12(a)(1), a copy of its Code of Ethics that applies to the Registrant's

        principal executive officer and principal financial officer,

        or persons performing similar functions, as an exhibit to its

        Annual Report on this Form N-CSR.

    (2) Not applicable.

    (3) The Registrant undertakes to furnish a copy of such Code of

        Ethics to any person upon request, without charge, by calling

        1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Registrant has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

Although each member of the Registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes.  The Trustees reviewed the attributes, education, and experience of each member of the Registrant's audit committee, the nature of the accounting principles applicable to the Registrant, and the Registrant's underlying internal controls and reporting mechanisms and determined that the members of the Registrant's audit committee, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the Registrant.  In addition, the trustees determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.  The trustees also determined that each member of the Registrant's audit committee is "independent" as defined in the instructions to this Form N-CSR.

ITEM 4(a) - (d) PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)   AUDIT FEES. Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements.

                  Fiscal year ended July 31, 2010 $16,500

                  Fiscal year ended July 31, 2009 $23,500

(b)   AUDIT RELATED FEES. Aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

                  NONE

(c)   TAX FEES. Aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice.

                  Fiscal year ended July 31, 2010 $3,500

                  Fiscal year ended July 31, 2009 $5,650

(d)    ALL OTHER FEES.

                  NONE

(e)    (1)  The Registrant's audit committee has adopted an Audit Committee

       Charter that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent public accountants.

       (2)  During the fiscal year ended July 31, 2010, all of the non-audit services provided by the Registrant's principal accountant were pre-

       approved by the audit committee.

(f)    Not applicable.

(g)    NON-AUDIT FEES. Aggregate fees billed for ongoing services by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlled by, or under common control with the investment adviser.

                 NONE

(h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

The Schedule of Investments is included with the Registrant's Annual Report to Shareholders, as presented in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the Registrant's Annual Report to Shareholders, as presented in Item 1.

Item 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS

(a)(1)  EX-99.CODE ETH - Code of Ethics

(a)(2)  EX-99.CERT    - Certification for each principal executive officer

and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940

(17CFR270.30a-2(a), exactly as set forth below.

(a)(2)  EX-99.906CERT - Certification by the Registrant's principal executive officer and principal financial officer, pursuant to

                        Section 906 of the Sarbanes-Oxley Act of 2002, is

                        furnished and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/ Brian T. Jeffries, Principal Executive Officer

DATE        September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/Lynn H. Waterloo, Principal Financial Officer

DATE        September 27, 2010